Comprehensive Income and Changes in Common Stock Outstanding (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Net income	$ 74,469	$ 37,608	$ 136,820	$ 78,023	$ 168,605	$ 59,612
Other comprehensive income:
Foreign currency translation adjustment	35,052	(23,788)	65,715	(15,203)
Total other comprehensive income/(loss)	35,052	(23,788)	65,715	(15,203)
Comprehensive income	109,521	13,820	202,535	62,820
Comprehensive income attributable to noncontrolling interest	(226)	(131)	(500)	(303)
Comprehensive income attributable to Oil States International, Inc.	$ 109,295	$ 13,689	$ 202,035	$ 62,517
Stock Activity
Shares of common stock outstanding - January 1, 2011			50,838,863	49,814,964	49,814,964
Shares issued upon exercise of stock options and vesting of stock awards			510,685
Shares withheld for taxes on vesting of restricted stock awards and transferred to treasury			(32,923)
Shares of common stock outstanding - June 30, 2011	51,316,625		51,316,625		50,838,863	49,814,964